Description of Business and Organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization
1.
DESCRIPTION OF BUSINESS AND ORGANIZATION
(a)
Organization and principal activities

XCHG Limited (“the Company”, “XCHG”), together with its subsidiaries (collectively, the “the Group”), is principally engaged in designing, manufacturing and selling of Electric Vehicle (“EV”) chargers under the brand name of “X-Charge” (collectively referred to as the “X-Charge Business”). The Group’s principal operations and geographic markets are mainly in the People’s Republic of China (“PRC”), the Europe and the United States.

(b)
Restructuring

Beijing X-Charge Technology Co., Ltd. (“X-Charge Technology”) was established in 2015 under the laws of PRC by Mr. Ding Rui and Mr. Hou Yifei (the “Founders”) to be engaged in the X-Charge business. In preparation for the Company’s initial public offering, the Group has completed certain corporate reorganization transactions (the “Restructuring”) as described below, through a series of intermediary holding companies to acquire 100% of the equity interest in X-Charge Technology, and issue new shares of the Company to the beneficial owners of X-Charge Technology (“Existing Equity holders”) or their affiliates, such that an offshore shareholding structure was established.

On December 16, 2021, the Company was incorporated in the Cayman Islands. The Company is an investment company with no substantial assets and liabilities immediately prior to the Restructuring and has no operations. In December 2021, the Company established Xcar Limited, a wholly-owned subsidiary in British Virgin Islands (“BVI”), which in turn, established Xcharge HK Limited, a wholly-owned subsidiary in Hong Kong in January 2022. On June 29, 2023, Xcharge HK Limited obtained control over X-Charge Technology and become an intermediate offshore holding company of X-Charge Technology.

The Restructuring principally involved the following steps:

i.
In June 2023, the Founders canceled their respective equity interests in X-Charge Technology in exchange for ordinary shares of XCHG Limited. Immediately after the completion of the Restructuring, Next EV Limited, an affiliate of Mr. Ding Rui, held 419,970,000 ordinary shares of XCHG Limited, and Future EV Limited, an affiliate of Mr. Hou Yifei, held 236,230,500 ordinary shares of XCHG Limited.
ii.
In June 2023, Beijing X-charge Management Consulting Centre (Limited Partnership) canceled its 7.2199% equity interests in X-Charge Technology, which served as share-based awards for future grants to employees. Prior to the Restructuring, X-Charge Technology did not grant any such share-based awards. In June 2023, XCHG Limited adopted a share incentive plan, or the 2023 Share Plan, under which the maximum number of ordinary shares, which may be issued, accounts for 7.2199% of share capital of XCHG Limited (or 150,000,000 ordinary shares) on a fully diluted basis, assuming all ordinary shares under the share incentive plan are outstanding.
iii.
Depending on the applicability of certain PRC foreign exchange regulatory procedures and requirements, the existing preference equity holders of X-Charge Technology canceled their respective equity interests in X-Charge Technology in exchange for either cash proceeds equal to their original investment in X-Charge Technology or preference shares of XCHG Limited;
(a)
With respect to certain existing preference equity holders of X-Charge Technology who are required to complete certain PRC foreign exchange regulatory procedures before they are permitted to acquire preference shares of XCHG Limited, X-Charge Technology transferred cash to these Existing Equity holders of X-Charge Technology in an amount equal to their original investment in X-Charge Technology in exchange for their equity interests in X-Charge Technology. In connection with the transfer, XCHG Limited also issued warrants to such Existing Equity holders of X-Charge Technology (or their affiliates) to purchase preference shares of XCHG Limited. The warrant arrangements were contemplated solely to facilitate the completion of the Restructuring. Specifically, these Existing Equity holders were required to complete certain PRC foreign exchange regulatory procedures (which were administrative in nature and completed on June 30, 2023) before they or their affiliates were permitted to acquire preference shares of XCHG Limited. The warrants, in substance, served the purpose of ensuring they will continue to retain substantially the same equity holder rights during the interim period, if any, until they exercised the warrants to acquire preference shares of XCHG Limited. The exercise price of the warrants held by each of such Existing Equity holders (or their affiliates) equals their respective cash proceeds received from the cancellation of equity interests in X-Charge Technology.

On June 30, 2023, XCHG Limited granted the warrants to such Existing Equity holders (or their affiliates) of X-Charge Technology who are required to complete certain PRC foreign exchange regulatory procedures. On the same date, all of such warrant holders exercised their warrants in full and accordingly because the relevant PRC foreign exchange regulatory procedures were completed on the same date, and XCHG Limited issued such number of preference shares to such warrant holders.

(b)
With respect to the existing preference equity holders of X-Charge Technology who are not required to complete such PRC foreign exchange regulatory procedures, on June 30, 2023, XCHG Limited issued preference shares to them or their affiliates, as consideration in exchange for the respective equity interests that they held in X-Charge Technology.

On June 30, 2023, the Company issued Series Angel, Series A, Series A+ and Series B redeemable preference shares to redeemable preferred equity holders of X-Charge Technology and issued Series Seed preference shares to Series Seed preferred equity holders of X-Charge Technology in exchange for the respective equity interests that they held in X-Charge Technology. Collectively, all the Series Angel, Series A, Series A+ and Series B redeemable preference shares are referred to as the “Preference Shares”. The terms of the Preference Shares and Series Seed preference shares of the Company substantially mirror those of the preferred equity of X-Charge Technology.

Upon the consummation of the Restructuring on June 30, 2023, all Existing Equity holders of X-Charge Technology obtained an equity interest of XCHG Limited in proportion to their respective equity ownership in X-Charge Technology immediately prior to the Restructuring and the Company became the ultimate holding company of X-Charge Technology. The issuance and the exercise of the warrants on June 30, 2023 (with no ability of the warrant holder to do anything other than exercise immediately), because of the lack of substance, does not have any accounting consequences.

Because the equity interests in X-Charge Technology before the Restructuring were the same as the shareholding percentages of XCHG Limited after the Restructuring, and the rights of each equity interest holder of X-Charge Technology before the Restructuring were substantially identical with the rights of each shareholder of XCHG Limited immediately after the Restructuring, the establishment of the corporate structure of XCHG Limited is treated as and accounted for as a recapitalization of X-Charge Technology that lacks economic substance, and the consolidated financial statements of XCHG were prepared as if the corporate structure of XCHG Limited after the Restructuring had been in existence since the beginning of the periods presented. That is, the consolidated financial statements of XCHG include the results of the operations and the statement of financial position of X-Charge Technology as of the beginning of the earliest period presented. XCHG’s consolidated financial position as of December 31, 2023 and 2024, and its results of operations for each of the years in the three-year period ended December 31, 2024 represent the continuation of the consolidated financial statements of X-Charge Technology, except for the capital structure and per share information of the Company, which is retrospectively adjusted from the earliest period in the consolidated financial statements presented to reflect the legal capital structure of XCHG. Accordingly, the effect of the ordinary shares, the Preference Shares and Series Seed preference shares issued by the Company pursuant to the Restructuring have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statement.

(c)
Initial public offering (“IPO”)

On September 11, 2024, the Company completed its IPO on the NASDAQ Stock Market. In the offering, 3,333,335 American depositary shares (“ADSs”), representing 133,333,400 Class A Ordinary Shares, were issued and sold to the public at a price of US$6.2 per ADS. On September 13, 2024, an additional 128,888 ADSs were issued and sold to the underwriter at a price of US$6.2 per ADS through the partial exercise of the over-allotment option as stipulated in the Underwriting Agreement. The net proceeds to the Company from the IPO and the partial exercise of the over-allotment option, after deducting commissions and offering expenses, were approximately US$19.1 million.